Consolidated Statements of Shareholders' Equity - USD ($) $ in Thousands	Total	Capital Stock [Member]	Additional Paid-in Capital [Member]	Accumulated Other Comprehensive Income [Member]	Deficit [Member]
Beginning Balance at Dec. 31, 2013	$ 253,109	$ 425,238	$ 14,635	$ 16,225	$ (202,989)
Comprehensive earnings (loss):
Net earnings	9,711				9,711
Shares and options issued:
Stock-based compensation expense (Note 10 (d))	2,081		2,081
Exercise of stock options (Note 10 (c))	759	1,160	(401)
Sale of shares under Employee Share Purchase Plan (Note 10 (c))	171	171
Shares repurchased under normal course issuer bid (Note 10 (c))	(472)	(532)	60
Dividends declared (Note 10 (c))	(19,602)				(19,602)
Ending Balance at Dec. 31, 2014	245,757	426,037	16,375	16,225	(212,880)
Comprehensive earnings (loss):
Net earnings	10,036				10,036
Shares and options issued:
Stock-based compensation expense (Note 10 (d))	847		847
Exercise of stock options (Note 10 (c))	1,269	2,056	(787)
Sale of shares under Employee Share Purchase Plan (Note 10 (c))	131	131
Shares repurchased under normal course issuer bid (Note 10 (c))	(329)	(443)	114
Dividends declared (Note 10 (c))	(16,333)				(16,333)
Ending Balance at Dec. 31, 2015	$ 241,378	$ 427,781	$ 16,549	$ 16,225	$ (219,177)